Annual Operating Expenses - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 30, 2024
Operating Expenses:
Management fee	0.28%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.29%

[1]	A Adjusted to reflect current fees.